PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Aerospace & Defense — 3.6%
Airbus SE (France)*	19,671	$2,230,865
Raytheon Technologies Corp.	72,187	5,577,890
		7,808,755
Automobiles — 5.9%
General Motors Co.*	94,183	5,411,755
Tesla, Inc.*(a)	10,924	7,296,468
		12,708,223
Banks — 5.1%
JPMorgan Chase & Co.	36,642	5,578,012
PNC Financial Services Group, Inc. (The)	31,065	5,449,111
		11,027,123
Building Products — 1.7%
Johnson Controls International PLC	59,964	3,578,052
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	16,104	5,266,008
Chemicals — 2.6%
Linde PLC (United Kingdom)	19,737	5,529,123
Entertainment — 2.8%
Netflix, Inc.*	8,335	4,348,036
Spotify Technology SA*	6,680	1,789,906
		6,137,942
Food & Staples Retailing — 1.9%
Walmart, Inc.	29,712	4,035,781
Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	56,709	3,319,178
Health Care Providers & Services — 1.2%
Cigna Corp.	10,677	2,581,058
Insurance — 4.2%
Chubb Ltd.	24,188	3,820,978
MetLife, Inc.	84,591	5,142,287
		8,963,265
Interactive Media & Services — 12.1%
Alphabet, Inc. (Class A Stock)*	5,645	11,642,925
Bumble, Inc. (Class A Stock)*(a)	8,778	547,572
Facebook, Inc. (Class A Stock)*	23,721	6,986,546
Match Group, Inc.*	33,341	4,580,387
Snap, Inc. (Class A Stock)*	47,264	2,471,434
		26,228,864
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.*	2,917	9,025,431
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	29,429	1,560,326
MercadoLibre, Inc. (Argentina)*	1,653	2,433,447
		13,019,204
	Shares	Value
Common Stocks (continued)
IT Services — 12.6%
Adyen NV (Netherlands), 144A*	2,391	$5,343,390
Okta, Inc.*	1,422	313,452
PayPal Holdings, Inc.*	18,634	4,525,081
Shopify, Inc. (Canada) (Class A Stock)*	5,985	6,622,403
Snowflake, Inc. (Class A Stock)*(a)	7,123	1,633,161
Square, Inc. (Class A Stock)*	16,809	3,816,483
Twilio, Inc. (Class A Stock)*	14,428	4,916,485
		27,170,455
Leisure Products — 0.9%
Peloton Interactive, Inc. (Class A Stock)*	16,967	1,907,769
Multi-Utilities — 1.7%
Dominion Energy, Inc.	48,639	3,694,618
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	101,882	5,396,690
Pharmaceuticals — 3.0%
AstraZeneca PLC (United Kingdom), ADR(a)	50,076	2,489,779
Eli Lilly & Co.	21,110	3,943,770
		6,433,549
Road & Rail — 2.6%
Union Pacific Corp.	25,265	5,568,659
Semiconductors & Semiconductor Equipment — 5.9%
NVIDIA Corp.	9,545	5,096,362
Texas Instruments, Inc.	40,072	7,573,207
		12,669,569
Software — 6.2%
Adobe, Inc.*	12,084	5,744,371
Microsoft Corp.	20,365	4,801,456
RingCentral, Inc. (Class A Stock)*	9,817	2,924,288
		13,470,115
Specialty Retail — 3.6%
Lowe’s Cos., Inc.	23,370	4,444,507
Ross Stores, Inc.	28,050	3,363,475
		7,807,982
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	59,230	7,234,945
Textiles, Apparel & Luxury Goods — 5.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	8,924	5,955,651
NIKE, Inc. (Class B Stock)	37,012	4,918,525
		10,874,176

Total Long-Term Investments (cost $128,064,398)		212,431,103
Short-Term Investments — 7.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,807,388	3,807,388
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PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $12,624,480; includes $12,623,229 of cash collateral for securities on loan)(b)(wa)	12,630,805	$12,624,489

Total Short-Term Investments (cost $16,431,868)		16,431,877

TOTAL INVESTMENTS—106.0% (cost $144,496,266)		228,862,980

Liabilities in excess of other assets — (6.0)%		(12,901,130)

Net Assets — 100.0%		$215,961,850

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,789,699; cash collateral of $12,623,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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